Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
9.	Retirement Plans

The Company maintains defined contribution retirement plans that cover substantially all of its employees. Under those plans, the Company can elect to match a portion of employee contributions. During the period from January 1, 2009 through September 30, 2010, substantially all matching contributions were suspended. The total retirement plan matching contribution expense during the years ended December 31, 2011, 2010 and 2009 was approximately $9.2 million, $2.9 million and $1.2 million, respectively.

Additionally, the Company maintains a supplemental retirement plan for certain executive officers. Generally, that plan provides for annual payments after the attainment of normal retirement age (62) or early retirement age (55) in the case of one participant, if the individuals are still employed by the Company on those dates. Supplemental retirement plan payments generally continue for the remainder of the executive officer's life.